Consolidated statements of financial position - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Current assets
Cash and cash equivalents (Note 4)	$ 12,702	$ 22,096	$ 19,995
Trade and other receivables (Note 4,20)	23,943	14,734	8,244
Inventories (Note 6)	17,426	11,820	9,278
Income tax receivable		663
Contract assets	1,225	740	474
Derivative assets (Note 15)	1,348
Other current assets	4,364	3,296	1,749
Total current assets	61,008	53,349	39,740
Non-current assets
Property and equipment (Note 7)	10,274	7,653	2,202
Right-of-use assets (Note 8)	16,974	13,530	11,872
Intangible assets (Note 9)	191,369	193,978	36,841
Development costs (Note 10)	2,861	1,533	1,800
Deferred income tax assets (Note 11)	2,762	2,052	3,880
Goodwill (Note 12)	210,009	267,398	32,296
Contract assets	2,567	854	320
Other non-current assets	709
Total non-current assets	498,533	540,347	128,951
Current liabilities
Accounts payable and accrued liabilities (Note 4)	28,568	22,360	10,411
Provisions (Note 13)	200	442	486
Sales tax payable	5,895	1,319	593
Income tax payable	1,885		1,934
Consideration payable (Note 14)	8,986	2,336
Operating facility and loans (Note 15)	17,700	14,550	12,400
Contract liabilities (Note 16)	11,580	11,412	7,905
Derivative liability (Note 15)		333	585
Lease obligations on right-of-use assets (Note 8)	3,592	2,421	2,166
Total current liabilities	78,406	55,173	36,480
Long term liabilities
Consideration payable (Note 14)	3,782	6,766
Operating facility and loans (Note 15)	86,925	60,413	24,650
Contract liabilities (Note 16)	3,487	4,342	2,915
Non-current lease obligations on right-of-assets (Note 8)	14,397	11,821	10,032
Deferred income tax liabilities (Note 11)	16,657	24,761
Other non-current liabilities	1,071	917
Total long term liabilities	204,725	164,193	74,077
Shareholders' equity
Share capital	203,032	172,462	47,423
Shares to be issued	179,132	192,102
Contributed surplus	15,055	5,393	1,788
Accumulated other comprehensive income (loss)	839	(333)	(585)
Retained earnings (deficit)	(104,250)	6,530	6,248
Total shareholders' equity	293,808	376,154	54,874
Total liabilities and shareholders' equity	$ 498,533	$ 540,347	$ 128,951